Leases - Maturities of lease liabilities under ASC 842 (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	CNY (¥)
Leases
Lease payments for leases with lease term less than one year	¥ 6,498
2020			¥ 59,719
2021			27,145
2022			8,869
2023			4,034
2024 and thereafter			27,356
Total minimum lease payments			127,123
Less: interest			(14,915)
Present value of lease obligations		$ 16,118	¥ 112,208